UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: APRIL 30, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.1%

                                                        SHARES         VALUE
                                                     -----------   -------------
AGRICULTURE - 2.1%
   Archer-Daniels-Midland                                685,000   $  18,755,300
                                                                   -------------
BROADCASTING, NEWSPAPERS & ADVERTISING - 3.3%
   Interpublic Group *                                 3,770,000      12,554,100
   WPP ADR                                               630,000      17,621,100
                                                                   -------------
                                                                      30,175,200
                                                                   -------------
BUSINESS SERVICES - 5.4%
   Nasdaq OMX Group *                                    890,000      19,419,800
   Western Union                                       2,160,000      29,505,600
                                                                   -------------
                                                                      48,925,400
                                                                   -------------
CHEMICALS - 2.9%
   EI Du Pont de Nemours                               1,170,000      26,863,200
                                                                   -------------
COMMUNICATIONS & MEDIA - 4.3%
   DIRECTV Group *                                     1,800,000      39,420,000
                                                                   -------------
CONSUMER DISCRETIONARY - 1.9%
   Mattel                                              1,200,000      17,028,000
                                                                   -------------
CONSUMER STAPLES - 4.0%
   CVS Caremark                                        1,368,500      36,785,280
                                                                   -------------
ELECTRONICS MANUFACTURER - 2.6%
   Flextronics International Ltd. *                    9,000,000      23,490,000
                                                                   -------------
ENERGY EQUIPMENT & SERVICES - 7.7%
   Baker Hughes                                          545,000      18,159,400
   Halliburton                                         1,500,000      25,875,000
   Weatherford International *                         2,350,000      25,920,500
                                                                   -------------
                                                                      69,954,900
                                                                   -------------
ENTERTAINMENT - 6.5%
   News, Cl A                                          4,450,000      28,435,500

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
ENTERTAINMENT - CONTINUED
   Time Warner                                         3,350,000   $  31,255,500
                                                                   -------------
                                                                      59,691,000
                                                                   -------------
FOOD, BEVERAGE & TOBACCO - 10.0%
   Altria Group                                        2,000,000      33,080,000
   ConAgra Foods                                         685,000      11,713,500
   Philip Morris International                           730,000      27,119,500
   Unilever                                              865,000      19,004,050
                                                                   -------------
                                                                      90,917,050
                                                                   -------------
INSURANCE - 6.0%
   ACE Ltd.                                              500,000      21,830,000
   Allstate                                              936,400      20,291,788
   Willis Group Holdings                                 525,000      12,999,000
                                                                   -------------
                                                                      55,120,788
                                                                   -------------
INVESTMENT MANAGEMENT COMPANIES - 3.3%
   AllianceBernstein Holding                             550,000       9,394,000
   Ameriprise Financial                                1,025,000      20,653,750
                                                                   -------------
                                                                      30,047,750
                                                                   -------------
MEDICAL PRODUCTS & SERVICES - 6.8%
   Aetna                                               1,020,000      31,620,000
   Humana *                                              810,000      30,723,300
                                                                   -------------
                                                                      62,343,300
                                                                   -------------
OIL, GAS & CONSUMABLE FUELS - 18.3%
   Anadarko Petroleum                                    825,000      30,310,500
   BP ADR                                                860,000      36,524,200
   Chevron                                               270,000      19,040,400
   El Paso                                             3,680,000      30,102,400
   Marathon Oil                                        1,100,000      29,953,000
   XTO Energy                                            550,000      20,399,500
                                                                   -------------
                                                                     166,330,000
                                                                   -------------
PHARMACEUTICALS - 2.1%
   Teva Pharmaceutical Industries ADR                    455,000      18,859,750
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
RETAIL - 4.5%
   Limited Brands                                      1,700,000   $  13,464,000
   Target                                                890,000      27,768,000
                                                                   -------------
                                                                      41,232,000
                                                                   -------------
SEMI-CONDUCTORS & INSTRUMENTS - 6.4%
   Ingram Micro, Cl A *                                1,400,000      17,178,000
   Intel                                               2,100,000      27,090,000
   Kla-Tencor                                            680,000      13,627,200
                                                                   -------------
                                                                      57,895,200
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $1,153,244,827)                                          893,834,118
                                                                   -------------
SHORT-TERM INVESTMENT - 0.8%
   HighMark Diversified Money Market Fund
    Fiduciary Shares, 1.240% (A)
      (Cost $7,511,305)                                7,511,305       7,511,305
                                                                   -------------
   TOTAL INVESTMENTS - 98.9%
      (Cost $1,160,756,132)+                                       $ 901,345,423
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $910,931,771.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
LTD. - LIMITED

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,160,756,132, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $28,720,651 AND $(288,131,360), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the period ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                          $901,345,423
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                 ------------
   TOTAL                                         $901,345,423
                                                 ============

CMB-QH-007-0300

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.8%

                                                        SHARES         VALUE
                                                     -----------   -------------
BERMUDA - 1.1%
   GP Investments, BDR                                    79,690   $     219,527
                                                                   -------------
BRAZIL - 4.8%
   Petroleo Brasileiro ADR                                23,000         602,600
   Petroleo Brasileiro, Sponsored ADR                      6,000         129,960
   Redecard                                               23,000         259,873
                                                                   -------------
                                                                         992,433
                                                                   -------------
CANADA - 6.2%
   Canadian Pacific Railway                               10,500         317,730
   Kinross Gold                                           36,000         636,480
   Potash Corp of Saskatchewan                             4,100         306,926
                                                                   -------------
                                                                       1,261,136
                                                                   -------------
CHINA - 2.4%
   China Railway Group *                                 890,000         499,791
                                                                   -------------
FRANCE - 6.4%
   Publicis Groupe                                        17,000         398,453
   Saft Groupe                                            15,000         366,567
   Total                                                  11,000         548,648
                                                                   -------------
                                                                       1,313,668
                                                                   -------------
GERMANY - 11.2%
   Adidas                                                 11,200         387,862
   Allianz                                                 5,500         461,539
   Bayer                                                  11,000         584,419
   Deutsche Boerse                                         9,000         452,554
   GEA Group                                              36,000         414,887
                                                                   -------------
                                                                       2,301,261
                                                                   -------------
HONG KONG - 5.3%
   Lenovo Group Ltd.                                   2,200,000         408,837
   Noble Group                                         1,000,000         673,134
                                                                   -------------
                                                                       1,081,971
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
ISRAEL - 3.0%
   Teva Pharmaceutical Industries ADR                     14,800   $     613,460
                                                                   -------------
JAPAN - 10.0%
   Mitsui                                                 44,000         459,279
   Nintendo ADR                                           14,200         516,880
   Sony Financial Holdings GDR                               200         659,365
   Sumitomo Mitsui Financial Group                        10,200         404,352
                                                                   -------------
                                                                       2,039,876
                                                                   -------------
NETHERLANDS - 4.8%
   Heineken                                               14,000         411,901
   Unilever                                               26,000         571,220
                                                                   -------------
                                                                         983,121
                                                                   -------------
NORWAY - 3.1%
   Yara International                                     28,000         630,882
                                                                   -------------
SINGAPORE - 6.1%
   Flextronics International *                           150,000         391,500
   Singapore Telecommunications ADR                       26,800         467,392
   United Overseas Bank                                   50,000         387,701
                                                                   -------------
                                                                       1,246,593
                                                                   -------------
SPAIN - 2.8%
   Telefonica ADR                                         10,700         573,627
                                                                   -------------
SWITZERLAND - 3.9%
   ACE                                                     9,000         392,940
   Givaudan *                                                600         406,122
                                                                   -------------
                                                                         799,062
                                                                   -------------
TAIWAN - 2.2%
   Taiwan Semiconductor Manufacturing ADR                 60,000         452,400
                                                                   -------------
UNITED KINGDOM - 19.5%
   ARM Holdings ADR                                      105,000         421,050
   BP ADR                                                 18,000         764,460

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
UNITED KINGDOM - CONTINUED
   British Sky Broadcasting Group                         17,500   $     499,975
   Britvic                                               130,000         429,075
   Diageo ADR                                              9,300         505,362
   Vodafone Group ADR                                     27,000         501,930
   Wellstream Holdings                                    70,000         479,032
   WPP                                                    70,000         391,745
                                                                   -------------
                                                                       3,992,629
                                                                   -------------
UNITED STATES - 3.0%
   Philip Morris International                            16,500         612,976
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $23,206,289)                                              19,614,413
                                                                   -------------
SHORT-TERM INVESTMENT - 6.5%
   Union Bank of California Money Market
    Fund, 0.050% (A)
      (Cost $1,339,244)                                1,339,244       1,339,244
                                                                   -------------
   TOTAL INVESTMENTS - 102.3%
      (Cost $24,545,533) +                                         $  20,953,657
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $20,484,554.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT
BDR  - BRAZILIAN DEPOSITARY RECEIPT
GDR  - GLOBAL DEPOSITARY RECEIPT
LTD. - LIMITED

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $24,545,533, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $610,108 AND $(4,201,984), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the period ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                 INVESTMENTS IN
VALUATION INPUTS                                   SECURITIES
----------------                                 --------------
Level 1 - Quoted Prices                            $11,097,512
Level 2* - Other Significant Observable Inputs       9,856,145
Level 3 - Significant Unobservable Inputs                   --
                                                   -----------
   TOTAL                                           $20,953,657
                                                   ===========

* Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

CMB-QH-008-0300

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 93.1%

                                                        SHARES         VALUE
                                                     -----------   -------------
AEROSPACE/DEFENSE EQUIPMENT - 5.1%
   Alliant Techsystems *                                  12,200   $     985,882
   Spirit Aerosystems Holdings, Cl A *                    70,000         952,000
                                                                   -------------
                                                                       1,937,882
                                                                   -------------
AGRICULTURE - 2.0%
   Fresh Del Monte Produce *                              32,400         780,840
                                                                   -------------
BROADCASTING, NEWSPAPERS & ADVERTISING - 2.1%
   Harmonic *                                            154,200         794,130
                                                                   -------------
BUSINESS SERVICES - 7.4%
   Broadridge Financial Solutions                         63,000         849,870
   DST Systems *                                          22,600         718,002
   Euronet Worldwide *                                    70,000         703,500
   Portfolio Recovery Associates *                        23,400         552,006
                                                                   -------------
                                                                       2,823,378
                                                                   -------------
CHEMICALS - 3.8%
   Albemarle                                              40,000         890,000
   Cytec Industries                                       27,500         562,100
                                                                   -------------
                                                                       1,452,100
                                                                   -------------
COMPUTER HARDWARE - 2.3%
   Diebold                                                35,700         884,646
                                                                   -------------
COMPUTER SOFTWARE - 3.7%
   Epicor Software *                                     221,700         784,818
   Fair Isaac                                             48,000         609,600
                                                                   -------------
                                                                       1,394,418
                                                                   -------------
CONSTRUCTION & ENGINEERING - 2.2%
   KBR                                                    58,000         821,280
                                                                   -------------
ELECTRIC UTILITIES - 2.5%
   Portland General Electric                              48,100         935,545
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
ENERGY EQUIPMENT & SERVICES - 3.9%
   Oil States International *                             42,000   $     769,020
   Superior Energy Services *                             47,000         732,260
                                                                   -------------
                                                                       1,501,280
                                                                   -------------
FOOD, BEVERAGE & TOBACCO - 1.5%
   Hain Celestial Group *                                 36,300         552,486
                                                                   -------------
HEATING & REFRIGERATION EQUIPMENT - 1.9%
   Lennox International                                   25,800         725,238
                                                                   -------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.5%
   Heidrick & Struggles International                     37,700         573,040
                                                                   -------------
INSURANCE - 10.7%
   American Equity Investment Life Holding               104,100         696,429
   Aspen Insurance Holdings Ltd.                          34,300         758,030
   Hanover Insurance Group                                23,600         953,912
   Max Re Capital Ltd.                                    45,800         779,058
   Reinsurance Group of America, Cl A                     25,300         901,439
                                                                   -------------
                                                                       4,088,868
                                                                   -------------
INVESTMENT MANAGEMENT COMPANIES - 2.2%
   Federated Investors, Cl B                              42,600         831,552
                                                                   -------------
MACHINERY - 1.4%
   Kennametal                                             34,200         548,568
                                                                   -------------
MEDICAL PRODUCTS & SERVICES - 21.4%
   Amedisys *                                             17,000         700,910
   Health Net *                                           54,000         790,020
   inVentiv Health *                                      60,300         575,262
   Inverness Medical Innovations *                        32,000         783,040
   LifePoint Hospitals *                                  35,100         791,154
   Orthofix International *                               49,500         790,020
   PSS World Medical *                                    52,000         825,760

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
MEDICAL PRODUCTS & SERVICES - CONTINUED
   Psychiatric Solutions *                                22,000   $     572,000
   ResMed *                                               22,000         877,800
   Universal Health Services, Cl B                        18,000         681,300
   West Pharmaceutical Services                           23,400         777,348
                                                                   -------------
                                                                       8,164,614
                                                                   -------------
OIL, GAS & CONSUMABLE FUELS - 4.6%
   Forest Oil *                                           34,000         510,000
   Rosetta Resources *                                    85,600         519,592
   St. Mary Land & Exploration                            38,000         735,300
                                                                   -------------
                                                                       1,764,892
                                                                   -------------
RESTAURANTS - 2.2%
   Jack in the Box *                                      37,500         847,125
                                                                   -------------
RETAIL - 1.4%
   Stage Stores                                           75,600         540,540
                                                                   -------------
SEMI-CONDUCTORS & INSTRUMENTS - 9.3%
   ATMI *                                                 39,300         530,943
   Formfactor *                                           25,300         393,668
   Intersil, Cl A                                         92,000         856,520
   ON Semiconductor *                                    210,000         875,700
   Semtech *                                              75,100         882,425
                                                                   -------------
                                                                       3,539,256
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $48,576,056)                                              35,501,678
                                                                   -------------
SHORT-TERM INVESTMENTS (A) - 5.9%
   HighMark Diversified Money Market Fund
    Fiduciary Shares, 1.240%                           1,552,738       1,552,738

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SHORT-TERM INVESTMENTS - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
   HighMark U.S. Government Money Market Fund
    Fiduciary Shares, 0.190%                             703,509   $     703,509
                                                                   -------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,256,247)                                                2,256,247
                                                                   -------------
   TOTAL INVESTMENTS - 99.0%
      (Cost $50,832,303) +                                         $  37,757,925
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $38,129,582.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

CL   - CLASS
LTD. - LIMITED

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $50,832,303, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,113,972 AND $(14,188,350), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the period ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $37,757,925
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
   TOTAL                                          $37,757,925
                                                  ===========

CMB-QH-009-0300

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR AGGRESSIVE
                                                    VALUE FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 99.3%

                                                        SHARES         VALUE
                                                     -----------   -------------
AGRICULTURE - 2.2%
   Archer-Daniels-Midland                                 14,000   $     383,320
                                                                   -------------
BATTERY TECHNOLOGY - 1.4%
   Saft Groupe                                            10,000         245,790
                                                                   -------------
BUSINESS SERVICES - 12.8%
   Deutsche Boerse                                        10,000         506,190
   DST Systems *                                          16,000         508,320
   Western Union                                          90,000       1,229,400
                                                                   -------------
                                                                       2,243,910
                                                                   -------------
CHEMICALS - 3.3%
   EI Du Pont de Nemours                                  25,000         574,000
                                                                   -------------
COMMUNICATIONS & MEDIA - 6.5%
   DIRECTV Group *                                        52,000       1,138,800
                                                                   -------------
COMPUTERS & SERVICES - 2.1%
   Lenovo Group Ltd.                                   2,000,000         379,127
                                                                   -------------
CONSUMER STAPLES - 5.3%
   CVS Caremark                                           35,000         940,800
                                                                   -------------
ELECTRONICS MANUFACTURER - 3.1%
   Flextronics International Ltd. *                      210,000         548,100
                                                                   -------------
ENERGY EQUIPMENT & SERVICES - 6.9%
   Halliburton                                            32,000         552,000
   Weatherford International *                            60,000         661,800
                                                                   -------------
                                                                       1,213,800
                                                                   -------------
ENTERTAINMENT - 6.3%
   News, Cl A                                             93,000         594,270

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR AGGRESSIVE
                                                    VALUE FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
ENTERTAINMENT - CONTINUED
   Nintendo ADR                                           14,000   $     509,600
                                                                   -------------
                                                                       1,103,870
                                                                   -------------
FOOD, BEVERAGE & TOBACCO - 10.9%
   Altria Group                                           62,000       1,025,480
   Heineken                                               17,500         516,922
   Unilever                                               17,000         373,490
                                                                   -------------
                                                                       1,915,892
                                                                   -------------
INVESTMENT MANAGEMENT COMPANIES - 1.5%
   AllianceBernstein Holding                              16,000         273,280
                                                                   -------------
OIL, GAS & CONSUMABLE FUELS - 20.1%
   Anadarko Petroleum                                     23,500         863,390
   BP ADR                                                 15,000         637,050
   El Paso                                                92,000         752,560
   Marathon Oil                                           27,000         735,210
   Rosetta Resources *                                    90,000         546,300
                                                                   -------------
                                                                       3,534,510
                                                                   -------------
RETAIL - 4.1%
   Target                                                 23,000         717,600
                                                                   -------------
SEMI-CONDUCTORS & INSTRUMENTS - 7.3%
   ATMI *                                                 20,000         270,200
   Intel                                                  43,000         554,700
   ON Semiconductor *                                    110,000         458,700
                                                                   -------------
                                                                       1,283,600
                                                                   -------------
TELECOMMUNICATION SERVICES - 1.9%
   Vodafone Group ADR                                     18,000         334,620
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR AGGRESSIVE
                                                    VALUE FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES/
                                                      CONTRACTS        VALUE
                                                     -----------   -------------
TRADING COMPANIES & DISTRIBUTORS - 3.6%
   Noble Group                                           900,000   $     625,497
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $19,591,897)                                              17,456,516
                                                                   -------------
PURCHASED OPTION - 0.2%
OIL, GAS & CONSUMABLE FUELS - 0.2%
   BP, Call, Expires 07/18/09, Strike
    Price: $50.00 *
      (Cost $74,600)                                         200          32,000
                                                                   -------------
SHORT-TERM INVESTMENT - 2.5%
   Union Bank of California Money Market
    Fund, 0.050% (A)
      (Cost $432,996)                                    432,996         432,996
                                                                   -------------
   TOTAL INVESTMENTS - 102.0%
      (Cost $20,099,493) +                                         $  17,921,512
                                                                   =============
WRITTEN OPTION - (0.6) %
   BP, Put, Expires 01/16/10,
    Strike Price: $45.00 *
      (Premiums received ($49,200))                         (100)  $     (97,000)
                                                                   -------------

Contracts For Differences held by the Fund at January 31, 2009, are as follows:

                        NUMBER
                          OF
                      CONTRACTS                   UNREALIZED
TYPE OF                  LONG       NOTIONAL     APPRECIATION
CONTRACT               (SHORT)       AMOUNT     (DEPRECIATION)
--------              ---------   -----------   --------------
Altria                  50,000    $   747,455     $  79,545
Exxon Mobil            (10,000)      (777,402)       12,602
SABMiller (Germany)    (10,500)      (171,333)          (26)
SPDR Gold Trust        (24,000)    (2,067,882)     (123,558)
Time Warner Cable      (20,000)      (399,724)       27,123
Time Warner            100,000      1,028,568       (95,568)
                                                  ---------
                                                  $ (99,882)
                                                  =========

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR AGGRESSIVE
                                                    VALUE FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

PERCENTAGES ARE BASED ON NET ASSETS OF $17,569,268.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
LTD. - LIMITED

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,099,493, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $602,738 AND $(2,780,719), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR AGGRESSIVE
                                                    VALUE FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the period ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $17,921,512
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
   TOTAL                                          $17,921,512
                                                  ===========

                                                INVESTMENTS IN
OTHER FINANCIAL INSTRUMENTS*                      SECURITIES
----------------------------                    --------------
Level 1 - Quoted Prices                             $(196,882)
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                    ---------
   TOTAL                                            $(196,882)
                                                    =========

* Other financial instruments include Contracts For Differences and written options.

CMB-QH-010-300

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             --------------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             --------------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


By (Signature and Title)                     /s/ Michael Lawson
                                             --------------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009